Investment Objectives and Goals - Prospectus Summary	Oct. 31, 2025
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Large Cap Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Targeted Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 1 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Core Equity 1 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 2 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Core Equity 2 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Vector Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Vector Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Micro Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Micro Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. High Relative Profitability Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. High Relative Profitability Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Real Estate Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Real Estate Securities Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Large Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Large Cap Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Targeted Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 1 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Core Equity 1 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 2 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Core Equity 2 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Vector Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Vector Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Micro Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Micro Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. High Relative Profitability Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. High Relative Profitability Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Real Estate Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Real Estate Securities Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Large Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Enhanced U.S. Large Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Enhanced U.S. Large Company Portfolio (the “Portfolio”) seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index. Total return comprises income and capital appreciation.

U.S. LARGE CAP VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the U.S. Large Cap Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

LARGE CAP INTERNATIONAL PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap International Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Large Cap International Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
International Core Equity 2 Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Core Equity 2 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Core Equity 2 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Global Small Company Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Small Company Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
INTERNATIONAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	International Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Small Company Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
JAPANESE SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Japanese Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Japanese Small Company Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Japanese Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Japanese Small Company Series (the “Japanese Small Company Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

ASIA PACIFIC SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Asia Pacific Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Asia Pacific Small Company Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Asia Pacific Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Asia Pacific Small Company Series (the “Asia Pacific Small Company Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	United Kingdom Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the United Kingdom Small Company Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The United Kingdom Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The United Kingdom Small Company Series (the “United Kingdom Small Company Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

CONTINENTAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Continental Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Continental Small Company Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Continental Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Continental Small Company Series (the “Continental Small Company Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

DFA International Real Estate Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA International Real Estate Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA International Real Estate Securities Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA Global Real Estate Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Global Real Estate Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Global Real Estate Securities Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA International Small Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA International Small Cap Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
International Vector Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Vector Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Vector Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
International High Relative Profitability Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International High Relative Profitability Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International High Relative Profitability Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
World ex U.S. Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	World ex U.S. Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the World ex U.S. Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
World ex U.S. Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	World ex U.S. Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the World ex U.S. Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
World Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	World Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the World Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Selectively Hedged Global Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Selectively Hedged Global Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Selectively Hedged Global Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Emerging Markets Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series (the “Emerging Markets Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

EMERGING MARKETS VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Emerging Markets Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio.

Emerging Markets Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Emerging Markets Targeted Value Portfolio (the “Portfolio”) is long-term capital appreciation.
EMERGING MARKETS SMALL CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Small Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Emerging Markets Small Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Small Cap Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Small Cap Series (the “Emerging Markets Small Cap Series” or the “Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Emerging Markets Core Equity 2 Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Core Equity 2 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Emerging Markets Core Equity 2 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Emerging Markets ex China Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets ex China Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Emerging Markets ex China Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA One-Year Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA One-Year Fixed Income Portfolio (the “One-Year Portfolio” or the “Portfolio”) is to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Two-Year Global Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio” or the “Portfolio”) is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.

DFA Selectively Hedged Global Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Selectively Hedged Global Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio” or the “Portfolio”) is to maximize total returns within the universe of domestic and foreign debt securities that the Portfolio invests. Total return is comprised of income and capital appreciation.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Five-Year Global Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio” or the “Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Five-Year Global Portfolio seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

DFA International Government Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA International Government Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA International Government Fixed Income Portfolio (the “International Government Portfolio” or the “Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

DFA SHORT-TERM GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Short-Term Government Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Short-Term Government Portfolio (the “Short-Term Government Portfolio” or the “Portfolio”) is to maximize total returns from the universe of debt obligations of the U.S. Government and U.S. government agencies. Total return is comprised of income and capital appreciation.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Intermediate Government Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Intermediate Government Fixed Income Portfolio (the “Intermediate Government Portfolio” or the “Portfolio”) is to earn current income consistent with preservation of capital.

DFA Short-Term Extended Quality Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Short-Term Extended Quality Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Short-Term Extended Quality Portfolio (the “Short-Term Extended Quality Portfolio” or the “Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

DFA Intermediate-Term Extended Quality Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Intermediate-Term Extended Quality Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Intermediate-Term Extended Quality Portfolio (the “Intermediate-Term Extended Quality Portfolio” or the “Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

DFA TARGETED CREDIT PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Targeted Credit Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Targeted Credit Portfolio (the “Targeted Credit Portfolio” or the “Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

DFA Global Core Plus Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Global Core Plus Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Global Core Plus Fixed Income Portfolio (the “Global Core Plus Fixed Income Portfolio” or the “Portfolio”) is to maximize total returns from the universe of fixed income securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

DFA Investment Grade Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Investment Grade Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Investment Grade Portfolio (the “Investment Grade Portfolio” or the “Portfolio”) is to seek to maximize total returns from the universe of eligible investments. Total return is comprised of income and capital appreciation.

DFA Diversified Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Diversified Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Diversified Fixed Income Portfolio (the “Diversified Fixed Income Portfolio” or the “Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

DFA LTIP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA LTIP Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA LTIP Portfolio (the “Portfolio”) is to seek to provide total return consistent with inflation protected long-term instruments. Total return is comprised of income and capital appreciation.

DFA Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Inflation-Protected Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio” or the “Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

DFA Short-Duration Real Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Short-Duration Real Return Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Short-Duration Real Return Portfolio (the “Short-Duration Real Return Portfolio” or the “Portfolio”) is to seek inflation protection and maximize total returns.
DFA Global Core Plus Real Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Global Core Plus Real Return Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Global Core Plus Real Return Portfolio (the “Global Core Plus Real Return Portfolio” or “Portfolio”) is to seek inflation protection and maximize total returns.
DFA Municipal Real Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Municipal Real Return Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Municipal Real Return Portfolio (the “Municipal Real Return Portfolio” or the “Portfolio”) is to seek inflation protection and to provide current income from municipal securities.

DFA California Municipal Real Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA California Municipal Real Return Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA California Municipal Real Return Portfolio (the “California Municipal Real Return Portfolio” or the “Portfolio”) is to seek to provide inflation protection and earn current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

DFA Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Municipal Bond Portfolio (the “Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is exempt from federal personal income tax.
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Short-Term Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolio” or the “Portfolio”) is to provide current income that is exempt from federal personal income taxes and to preserve investors’ principal.

DFA Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Intermediate-Term Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Intermediate-Term Municipal Bond Portfolio (the “Intermediate-Term Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is exempt from federal personal income tax.

DFA Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Selective State Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Selective State Municipal Bond Portfolio (the “Selective State Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes.

DFA Short-Term Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Short-Term Selective State Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Short-Term Selective State Municipal Bond Portfolio (the “Short-Term Selective State Municipal Bond Portfolio” or “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes.

DFA California Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA California Short-Term Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA California Short-Term Municipal Bond Portfolio (the “California Short-Term Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

DFA California Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA California Intermediate-Term Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA California Intermediate-Term Municipal Bond Portfolio (the “California Intermediate-Term Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA MN Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA MN Municipal Bond Portfolio (the “MN Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and Minnesota state personal income taxes.

DFA NY MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA NY Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA NY Municipal Bond Portfolio (the “NY Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and New York state personal income taxes.

DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Oregon Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Oregon Municipal Bond Portfolio (the “Oregon Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and Oregon state personal income taxes.

World ex U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	World ex U.S. Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the World ex U.S. Targeted Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Dimensional VA U.S. Large Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA U.S. Large Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional VA U.S. Large Value Portfolio (“VA U.S. Large Value Portfolio” or, the “Portfolio”) is to achieve long-term capital appreciation.
Dimensional VA U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA U.S. Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional VA U.S. Targeted Value Portfolio (“VA U.S. Targeted Value Portfolio” or, the “Portfolio”) is to achieve long-term capital appreciation.
Dimensional VA International Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA International Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional VA International Value Portfolio (“VA International Value Portfolio” or, the “Portfolio”) is to achieve long-term capital appreciation.
Dimensional VA International Small Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA International Small Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional VA International Small Portfolio (“VA International Small Portfolio” or, the “Portfolio”) is to achieve long-term capital appreciation.
Dimensional VA Short-Term Fixed Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA Short-Term Fixed Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional VA Short-Term Fixed Portfolio (“VA Short-Term Fixed Portfolio” or, the “Portfolio”) is to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

Dimensional VA Global Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA Global Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional VA Global Bond Portfolio (“VA Global Bond Portfolio” or, the “Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

Dimensional VIT Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VIT Inflation-Protected Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional VIT Inflation-Protected Securities Portfolio (“Inflation-Protected Portfolio” or, the “Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA Global Moderate Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional VA Global Moderate Allocation Portfolio (“VA Global Moderate Allocation Portfolio” or, the “Portfolio”) is to seek total return consisting of capital appreciation and current income.

Dimensional VA Equity Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA Equity Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional VA Equity Allocation Portfolio (“VA Equity Allocation Portfolio” or, the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Social Core Equity 2 Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Social Core Equity 2 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
International Social Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Social Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Social Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Emerging Markets Social Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Social Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) is long-term capital appreciation.
Global Social Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Social Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Global Social Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA Social Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Social Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Social Fixed Income Portfolio (the “Social Fixed Income Portfolio” or the “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

U.S. Sustainability Core 1 Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Sustainability Core 1 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) is long-term capital appreciation.
U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Sustainability Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
International Sustainability Core 1 Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Sustainability Core 1 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Sustainability Core 1 Portfolio (the “Portfolio”) is long-term capital appreciation.
Emerging Markets Sustainability Core 1 Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Sustainability Core 1 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Emerging Markets Sustainability Core 1 Portfolio (the “Emerging Markets Sustainability Core Portfolio” or the “Portfolio”) is long-term capital appreciation.
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “World ex U.S. Sustainability Targeted Value Portfolio” or “Portfolio”) is to achieve long-term capital appreciation.

DFA Global Sustainability Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Global Sustainability Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the DFA Global Sustainability Fixed Income Portfolio (the “Global Sustainability Fixed Income Portfolio” or the “Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional VA Global Moderate Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional VA Global Moderate Allocation Portfolio (“VA Global Moderate Allocation Portfolio” or, the “Portfolio”) is to seek total return consisting of capital appreciation and current income.

DFA Commodity Strategy Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Commodity Strategy Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Commodity Strategy Portfolio (the “Portfolio”) is to seek total return consisting of capital appreciation and current income.
International Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Large Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Large Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
International Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Small Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the International Small Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DIMENSIONAL RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Retirement Income Fund (the “Retirement Income Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2015 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2015 Target Date Retirement Income Fund (the “2015 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2020 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2020 Target Date Retirement Income Fund (the “2020 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2025 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2025 Target Date Retirement Income Fund (the “2025 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2030 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2030 Target Date Retirement Income Fund (the “2030 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2035 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2035 Target Date Retirement Income Fund (the “2035 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2040 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2040 Target Date Retirement Income Fund (the “2040 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2045 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2045 Target Date Retirement Income Fund (the “2045 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2050 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2050 Target Date Retirement Income Fund (the “2050 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2055 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2055 Target Date Retirement Income Fund (the “2055 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2060 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2060 Target Date Retirement Income Fund (the “2060 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

Dimensional 2065 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2065 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2065 Target Date Retirement Income Fund (the “2065 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

Dimensional 2070 Target Date Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional 2070 Target Date Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional 2070 Target Date Retirement Income Fund (the “2070 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.